Related party transactions - Additional Information (Detail) - USD ($)		1 Months Ended	9 Months Ended	12 Months Ended
	Apr. 10, 2017	Apr. 30, 2017	Sep. 30, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Loans to affiliates			$ 36,100,000	$ 62,414,000
Number of common stock that may be issued for transaction fees, percentage		100.00%
Class A Common Shares [Member] | Director [Member]
Related Party Transaction [Line Items]
Termination fee paid	$ 6,250,000
Termination fee paid, shares	945,537
Maximum [Member]
Related Party Transaction [Line Items]
Maximum number of common stock that may be issued for arrangement fees and transaction fees			50.00%
GCI [Member]
Related Party Transaction [Line Items]
Loans to affiliates			$ 36,100,000	62,414,000
Interest receivable on loans to affiliate			0	5,148,000
Amounts due from related other parties included in accounts receivable			0	6,385,000
Amounts payable to related parties included in accounts payable and accrued liabilities			2,803,000	2,780,000
GCI [Member] | Vessels [Member]
Related Party Transaction [Line Items]
Due from related parties			$ 36,100,000	$ 57,266,000
Receivable interest rate per annum			6.00%
Notice period for loans receivables			45 days
GCI [Member] | Vessels [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Receivable interest rate per annum				5.00%
GCI [Member] | Vessels [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Receivable interest rate per annum				6.00%
Other Related Parties [Member]
Related Party Transaction [Line Items]
Amounts due from related other parties included in accounts receivable			$ 313,000	$ 655,000
Amounts payable to related parties included in accounts payable and accrued liabilities			$ 0	$ 1,395,000